UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03165

Active Asset Government Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2012

Date of reporting period: December 31, 2011

Item 1 – Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Active Assets Government Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Active Assets Government Securities Trust

Table of Contents

Fund Report	3
Expense Example	6
Portfolio of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	10
Statements of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	18
U.S. Privacy Policy	19

Fund Report (unaudited)

For the six months ended December 31, 2011

Market Conditions

During the second half of 2011, economic growth in the U.S. remained weak. Gross domestic product (GDP) growth increased slightly in the third quarter to 1.8 percent from 1.3 percent in the second quarter. The economy continued to face headwinds from the spillover effects of the European debt crisis and continued weakness in the U.S. housing and labor markets. However, household spending continued to improve and there were some positive surprises in the December employment report. The unemployment rate fell to 8.5 percent in December from 9.1 percent in July and payrolls increased to 200,000 in December against a prior three-month average of 101,000. In August, Standard & Poor’s downgraded the U.S. long-term debt credit rating one notch to AA+, citing the uncertainty surrounding fiscal policymaking to address the country’s rising debt burden. Market reaction to the downgrade was muted as risk aversion by investors grew with the unrest in Europe over concerns with European bank exposures to Greek and other sovereign debt holdings. To help address European bank funding concerns, the European Central Bank lent €489.1 billion in three-year loans against a wider than usual range of collateral. Economic expectations for the euro zone have deteriorated given planned fiscal austerity measures and deleveraging by European banks. Concerns continued regarding the European Union’s commitment to austerity plans and the region’s sustainability as a monetary union.

After the Federal Open Market Committee (FOMC) meeting on September 21, 2011, the Federal Reserve announced to undertake a $400 billion “twist” of its balance sheet holdings. The Fed will sell $400 billion of Treasury securities with maturities of three years and under, while buying a like amount of Treasuries with maturities of between six and 30 years with the intent to keep longer-term borrowing costs low. The anticipated completion date is June 2012. In addition, to help the mortgage market, the Fed will reinvest principal pay downs from agency debt and agency mortgage-backed securities (MBS) into agency MBS (previously these agency maturity/pay downs were reinvested into Treasuries). At its December meeting, the FOMC noted that economic conditions were improving but not enough to change its pledge to keep the federal funds target rate at its current zero to 0.25 percent range through mid-2013.

Performance Analysis

As of December 31, 2011, Active Assets Government Securities Trust had net assets of approximately $161 million and an average portfolio maturity of 16 days. For the six-month period ended December 31, 2011, the Fund provided a total return of 0.01 percent. For the seven-day period ended December 31, 2011, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and –0.65 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.65 percent (non-subsidized), while its 30-day moving average yield for December was 0.01 percent (subsidized) and –0.63 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

We continued to focus on maintaining high levels of liquidity and a short weighted average maturity. We allocated a large portion of the portfolio to overnight repurchase agreements with the remaining holdings in government agency and Treasury obligations. Our investment process and focus on credit research and risk management, combined with the high degree of liquidity and short maturity position of the Fund, we believe have put us in a favorable position to respond to market uncertainty.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/11
Repurchase Agreements	84.5%
U.S. Agency Securities	15.5

MATURITY SCHEDULE as of 12/31/11
1 – 30 Days	85.1%
31 – 60 Days	2.1
61 – 90 Days	3.8
91 – 120 Days	5.5
121 + Days	3.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in high quality, short-term U.S. government securities. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The U.S. government securities that the Fund may purchase include: U.S Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities issued by agencies and instrumentalities of the U.S. Government, which are backed by the full faith and credit of the United States; securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. The Fund also may invest up to 10 percent of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions. In addition, the Fund may invest in repurchase agreements.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at

(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/11 – 12/31/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/11	12/31/11	07/01/11 – 12/31/11
Actual (0.01% return)	$1,000.00	$1,000.10	$0.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.55	$0.46

@	Expenses are equal to the Fund’s annualized expense ratio of 0.09% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.69%.

Active Assets Government Securities Trust

Portfolio of Investments ■ December 31, 2011 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE

	Repurchase Agreements (83.7%)
$15,000	ABN Amro Funding USA LLC, (dated 12/30/11; proceeds $15,000,050; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.13% due 05/31/15; valued at $15,300,062)	0.03%	01/03/12	$15,000,000
20,000	Bank of Nova Scotia, (dated 12/30/11; proceeds $20,000,067; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 7.88% due 02/15/21; valued at $20,385,015)	0.03	01/03/12	20,000,000
5,000	Barclays Capital, Inc., (dated 12/28/11; proceeds $5,000,010; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 3.88% due 08/15/40; valued at $5,100,001)	0.01	01/04/12	5,000,000
21,865	BNP Paribas Securities Corp., (dated 12/30/11; proceeds $21,865,073; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 4.50% due 11/15/15; valued at $22,302,370)	0.03	01/03/12	21,865,000
20,000	Credit Agricole CIB, (dated 12/30/11; proceeds $20,000,067; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.38% due 04/15/32; valued at $20,400,177)	0.03	01/03/12	20,000,000
2,000	Deutsche Bank Securities, Inc., (dated 12/28/11; proceeds $2,000,019; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 06/01/41; valued at $2,065,990)	0.05	01/04/12	2,000,000
5,000	Deutsche Bank Securities, Inc., (dated 12/27/11; proceeds $5,000,078; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 7.00% due 03/01/39; valued at $5,157,586)	0.08	01/03/12	5,000,000
3,000	Deutsche Bank Securities, Inc., (dated 12/09/11; proceeds $3,000,303; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.50% due 02/01/38; Federal National Mortgage Association 4.50% due 05/01/41; Government National Mortgage Association 5.00% due 06/15/40 valued at $3,101,292)	0.13	01/06/12	3,000,000
3,000	Deutsche Bank Securities, Inc., (dated 12/02/11; proceeds $3,000,373; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.50% due 02/01/38; Federal National Mortgage Association 3.42% – 5.00% due 02/01/38 – 09/01/40; valued at $3,101,543)	0.14	01/03/12	3,000,000

See Notes to Financial Statements

Active Assets Government Securities Trust

Portfolio of Investments ■ December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE			MATURITY DATE	VALUE

$5,000	Goldman Sachs & Co., (dated 12/29/11; proceeds $5,000,088; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 5.50% due 04/20/35 – 08/15/39; valued at $5,150,001)	0.09%			01/05/12	$5,000,000
5,000	ING Financial Markets LLC, (dated 12/30/11; proceeds $5,000,017; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.33% – 2.55% due 01/01/23 – 12/01/28; valued at $5,159,529)	0.03			01/03/12	5,000,000
15,000	TD Securities USA LLC, (dated 12/30/11; proceeds $15,000,017; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.88% due 04/15/29; valued at $15,300,158)	0.01			01/03/12	15,000,000
15,000	Wells Fargo Securities LLC, (dated 12/30/11; proceeds $15,000,083; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.00% due 12/01/21; valued at $15,435,712)	0.05			01/03/12	15,000,000

	Total Repurchase Agreements (Cost $134,865,000)					134,865,000

				DEMAND DATE(a)
	U.S. Agency Securities (15.4%)
	Federal Farm Credit Bank
1,000		0.11	(b)	01/11/12	04/11/12	999,972
1,000		0.39	(b)	03/19/12	03/19/12	1,000,176
1,000		0.43	(b)	03/26/12	06/25/12	999,440
	Federal Home Loan Bank
1,400		0.13		—	02/25/12	1,400,142
5,000		0.14		—	03/29/12	5,001,096
2,000		0.24	(b)	01/25/12	10/25/12	1,999,669
	Federal Home Loan Mortgage Corporation
2,000		0.01		—	02/09/12	1,999,989
1,500		0.03		—	04/25/12	1,499,855

See Notes to Financial Statements

Active Assets Government Securities Trust

Portfolio of Investments ■ December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	DEMAND DATE(a)	MATURITY DATE	VALUE
	Federal National Mortgage Association
$5,000		0.03%	—	04/16/12	$4,999,554
1,000		0.88	—	01/12/12	1,000,265
1,305		1.88	—	04/20/12	1,312,135
2,535		4.88	—	05/18/12	2,581,034

	Total U.S. Agency Securities (Cost $24,793,327)				24,793,327

	Total Investments (Cost $159,658,327)			99.1%	159,658,327

	Other Assets in Excess of Liabilities			0.9	1,478,812

	Net Assets			100.0%	$161,137,139

(a)	Date of next interest rate reset.
(b)	Rate shown is the rate in effect at December 31, 2011.

See Notes to Financial Statements

Active Assets Government Securities Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2011 (unaudited)

Assets:
Investments in securities, at value (cost $159,658,327, including repurchase agreements of $134,865,000)	$159,658,327
Cash	3,737
Receivable for:
Investments sold	1,500,000
Shares of beneficial interest sold	313,842
Interest	62,625
Due from Adviser	5,027
Prepaid expenses and other assets	8,491

Total Assets	161,552,049

Liabilities:
Payable for:
Shares of beneficial interest redeemed	313,842
Transfer agent fee	6,116
Accrued expenses and other payables	94,952

Total Liabilities	414,910

Net Assets	$161,137,139

Composition of Net Assets:
Paid-in-capital	$161,191,533
Dividends in excess of net investment income	(54,312)
Accumulated net realized loss	(82)

Net Assets	$161,137,139

Net Asset Value Per Share 161,111,838 shares outstanding (unlimited shares authorized of $0.01 par value)	$1.00

Statement of Operations

For the six months ended December 31, 2011 (unaudited)

Net Investment Income:

Interest Income	$97,819

Expenses

Investment advisory fee (Note 3)	471,060

Distribution fee (Note 4)	104,680

Transfer agent fees and expenses	6,201

Professional fees	33,558

Shareholder reports and notices	8,604

Administration fee (Note 3)	52,340

Registration fees	14,570

Custodian fees	17,280

Trustees’ fees and expenses	4,308

Other	6,125

Total Expenses	718,726

Less: amounts waived/reimbursed (Note 4)	(631,412)

Net Expenses	87,314

Net Investment Income	$10,505

See Notes to Financial Statements

Active Assets Government Securities Trust

Financial Statements  continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2011	FOR THE YEAR ENDED JUNE 30, 2011
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$10,505	$17,833
Net realized loss	—	(65)

Net Increase	10,505	17,768

Dividends to shareholders from net investment income	(10,495)	(17,842)
Net increase (decrease) from transactions in shares of beneficial interest	(92,362,042)	99,526,913

Net Increase (Decrease)	(92,362,032)	99,526,839
Net Assets:
Beginning of period	253,499,171	153,972,332

End of Period
(Including dividends in excess of net investment income of $54,312 and $54,322, respectively)	$161,137,139	$253,499,171

See Notes to Financial Statements

Active Assets Government Securities Trust

Notes to Financial Statements ■ December 31, 2011 (unaudited)

1. Organization and Accounting Policies

Active Assets Government Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

F. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from

Active Assets Government Securities Trust

Notes to Financial Statements ■ December 31, 2011 (unaudited)  continued

sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Repurchase Agreements	$ —	$134,865,000	$ —	$134,865,000
U.S. Agency Securities	—	24,793,327	—	24,793,327

Total Assets	$ —	$159,658,327	$ —	$159,658,327

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2011, the Fund did not have any investments transfer between investment levels.

3. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Management Inc. (the “Adviser”), the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net

Active Assets Government Securities Trust

Notes to Financial Statements ■ December 31, 2011 (unaudited)  continued

assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser and Administrator, is the distributor of the Fund’s shares and in accordance with a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2011, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor, Adviser and Administrator have agreed to waive and/or reimburse all or a portion of the Fund’s distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended December 31, 2011, the Distributor waived $104,680, the Adviser waived $471,060 and the Administrator waived $44,554. These fee waivers and/or expense reimbursements will continue for one year or until such time that the Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate. For the six months ended December 31, 2011, the Adviser waived additional fees and/or reimbursed expenses to the extent the Fund’s total expenses exceeded total income on a daily basis in the amount of $11,118.

5. Transactions with Affiliates

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund’s transfer agent.

Active Assets Government Securities Trust

Notes to Financial Statements ■ December 31, 2011 (unaudited)  continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2011, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $2,137. At December 31, 2011, the Fund had an accrued pension liability of $61,096, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2011	FOR THE YEAR ENDED JUNE 30, 2011
	(unaudited)
Shares sold	337,386,335	724,583,374
Shares issued in reinvestment of dividends and distributions	10,497	17,842

	337,396,832	724,601,216
Shares Redeemed	(429,758,874)	(625,074,303)

Net increase (decrease) in shares outstanding	(92,362,042)	99,526,913

7. Risks Relating to Certain Financial Instruments

The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Active Assets Government Securities Trust

Notes to Financial Statements ■ December 31, 2011 (unaudited)  continued

The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

8. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended June 30, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 DISTRIBUTIONS PAID FROM:	2010 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME
$17,842	$16,311

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to nondeductible expenses, resulted in the following reclassifications among the Fund’s components of net assets at June 30, 2011:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN CAPITAL
$(20)	$20	$ —

Active Assets Government Securities Trust

Notes to Financial Statements ■ December 31, 2011 (unaudited)  continued

At December 31, 2011, the aggregate cost for federal income tax purposes is the same as the cost for book purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies (“RICs”) and their shareholders. One key change made by the Modernization Act is the capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At June 30, 2011, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated date:

AMOUNT	EXPIRATION
$82	June 30, 2019

9. Expense Offset

The Fund has entered into an arrangement with State Street (the “Custodian”), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. If applicable, these custodian credits are shown as “expense offset” in the Statement of Operations.

10. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update (“ASU”) 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund’s management is evaluating the implications of ASU 2011-04.

Active Assets Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2011		FOR THE YEAR ENDED JUNE 30,
			2011		2010^		2009^		2008^		2007^
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.007		0.035		0.046
Less dividends from net investment income	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)(2)	(0.007)		(0.035	)(2)	(0.046)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.01	%(6)	0.01%		0.01%		0.69%		3.60%		4.71%

Ratios to Average Net Assets:
Total expenses	0.09	%(4)(7)	0.18	%(4)	0.21	%(3)(4)	0.61	%(3)(4)	0.65%		0.66%
Net investment income	0.00	%(4)(5)(7)	0.01	%(4)	0.01	%(3)(4)	0.83	%(3)(4)	3.60%		4.62%

Supplemental Data:
Net assets, end of period, in millions	$161		$253		$154		$176		$390		$484

^	Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Amount is less than $0.001.
(2)	Includes capital gain distribution of less than $0.001.
(3)	Reflects fees paid in connection with the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.02% and 0.04% for the year ended 2010 and 2009, respectively.
(4)	If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser, and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
December 31, 2011	0.69%	(0.60)%
June 30, 2011	0.68	(0.49)
June 30, 2010	0.73	(0.51)
June 30, 2009	0.72	0.72

(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Active Assets Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds (“us”, “our”, “we”).

We are required by federal law to provide you with notice of our U.S. privacy policy (“Policy”). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as “personal information.” We also use the term “affiliated company” in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.	What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions

Active Assets Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)  continued

with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.	When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.    We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.    We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

Active Assets Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)  continued

3.	How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.	How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6, below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.	How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6, below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

6.	How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies’ use of personal information for marketing purposes, as described in this notice, you may do so by:

•	Calling us at (800) 548-7786

Monday-Friday between 8a.m. and 5p.m. (EST)

Active Assets Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)  continued

•	Writing to us at the following address:

Morgan Stanley Services Company Inc.

c/o Privacy Coordinator

201 Plaza Two, 3rd Floor

Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.	What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Active Assets Government Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)  continued

Special Notice to Residents of Vermont

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Trustees

Michael Bozic

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael E. Nugent

Fergus Reid

Officers

Michael E. Nugent

Chairperson of the Board

Kevin Klingert

President and Principal Executive Officer

Mary Ann Picciotto

Chief Compliance Officer

Stefanie V. Chang Yu

Vice President

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Transfer Agent

Morgan Stanley Services Company Inc.

P.O. Box 219886

Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Investment Adviser

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2012 Morgan Stanley

M O R G A N   S T A N L E Y   F U N D S

Active Assets

Government

Securities Trust

Semiannual Report

December 31, 2011

AAGSAN
IU12-00287P-Y12/11

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9.	Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Asset Government Securities Trust

/s/ Kevin Klingert
Kevin Klingert Principal Executive Officer February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert Principal Executive Officer February 15, 2012

/s/ Francis Smith
Francis Smith Principal Financial Officer February 15, 2012

3